real estate joint ventures and investments in associates	6 Months Ended
Jun. 30, 2024
real estate joint ventures and investments in associates
real estate joint ventures and investments in associates
21	real estate joint ventures and investments in associates
(a)	Real estate joint ventures

In 2013, we partnered, as equals, with two arm’s-length parties in TELUS Sky, a residential and commercial real estate redevelopment project in Calgary, Alberta. The new-build tower, completed in 2020, was built to the Leadership in Energy and Environmental Design (LEED) Platinum standard for the commercial portion and the Gold standard for the residential portion. During the year ended December 31, 2023, the TELUS Sky real estate joint venture entered into an agreement to sell the income-producing properties and the related net assets to the venture partners; the two arm’s-length parties will purchase the residential parcel and we will purchase the commercial parcel. Timing for the closing of these sales and purchases is dependent upon timing for the subdivision of the parcels, as well as other customary closing conditions.

In 2024 and 2023, we partnered, as equals, with an arm’s-length party in real estate redevelopment projects in Vancouver, British Columbia.

Summarized financial information

	Three months		Six months
Periods ended June 30 (millions)	2024	2023	2024	2023
Revenue	$6	$7	$13	$13
Depreciation and amortization [1]	$—	$2	$—	$4
Interest expense	$2	$2	$5	$5
Net income (loss) and comprehensive income (loss) [2]	$(3)	$(5)	$(7)	$(11)

1	Depreciation and amortization of the TELUS Sky investment property ceased upon its classification as held for sale.
2	As the real estate joint ventures are partnerships, no provision is made for income taxes in respect of the partners in determining the real estate joint ventures’ net income and comprehensive income.

	June 30,	December 31,
As at (millions)	2024	2023
ASSETS
Current assets
Cash and temporary investments, net	$6	$5
Other	29	29
	35	34
Non-current assets
Investment property [1]	324	326
Investment property under development	199	81
Promissory notes and other [2]	205	90
	728	497
	$763	$531
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$6	$8
Construction credit facilities [1]	282	282
	288	290
Owners’ equity
TELUS [2]	224	108
Other partners [3]	251	133
	475	241
	$763	$531

1	Classified as held for sale as at June 30, 2024, and December 31, 2023.

2

Other partners’ equity is gross of $195 (December 31, 2023 – $80) promissory notes issued to the joint ventures by the arm’s-length party in the real estate redevelopment projects in Vancouver, British Columbia; in the event of dissolution or other wind-up of the partnerships, the other partner’s equity will first be reduced by the promissory notes’ amounts outstanding when determining the equity of the joint ventures.The primary intended method of repayment of the promissory notes is through contribution of in-kind development costs, but may optionally include cash payments.

3

The equity amounts recorded by the real estate joint ventures differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint ventures.

Our real estate joint ventures activity

Our real estate joint ventures investment activity is set out in the following tables.

	Loans and
(millions)	receivables [1]	Equity [2]
Balance as at April 1, 2023	$114	$(8)
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	—	(1)
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	2	—
Cash flows in the current reporting period
Construction credit facilities
Financing costs paid to us	(2)	—
Funds we advanced or contributed, excluding construction credit facilities	—	1
Balance as at June 30, 2023	$114	$(8)
Balance as at April 1, 2024	$94	$96
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	—	(1)
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	1	—
Our real estate contributed	—	38
Deferred gains on our remaining interests in our real estate contributed	—	(19)
Cash flows in the current reporting period
Construction credit facilities
Financing costs paid to us	(1)	—
Funds we advanced or contributed, excluding construction credit facilities	—	3
Balance as at June 30, 2024	$94	$117

	Loans and
(millions)	receivables [1]	Equity [2]
Balance as at January 1, 2023	$114	$(8)
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	—	(2)
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	4	—
Cash flows in the current reporting period
Construction credit facilities
Financing costs paid to us	(4)	—
Funds we advanced or contributed, excluding construction credit facilities	—	2
Balance as at June 30, 2023	$114	$(8)
Balance as at January 1, 2024 [4]	$94	$50
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	—	(2)
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	3	—
Our real estate contributed	—	114
Deferred gains on our remaining interests in our real estate contributed	—	(51)
Cash flows in the current reporting period
Construction credit facilities
Financing costs paid to us	(3)	—
Funds we advanced or contributed, excluding construction credit facilities	—	6
Balance as at June 30, 2024	$94	$117

1	Loans and receivables are included in our Consolidated statements of financial position as Other long-term assets (see Note 20) and are comprised of advances under construction credit facilities.
2	We account for our interests in the real estate joint ventures using the equity method of accounting and such interests are included in our Consolidated statements of financial position as Other long-term assets (see Note 20). As at June 30, 2023, we had recorded equity losses in excess of our recorded equity investment in respect of one of the real estate joint ventures; such resulting balance has been included in other long-term liabilities (see Note 27).
3	As the real estate joint ventures are partnerships, no provision is made for income taxes in respect of the partners in determining the real estate joint ventures’ net income and comprehensive income.

We have entered into lease agreements with the TELUS Sky real estate joint venture. During the three-month and six-month periods ended June 30, 2024, the TELUS Sky real estate joint venture recognized $2 million (2023 – $2 million) and $4 million (2023 – $4 million), respectively, of revenue from our office tenancy; of this amount, as at the statement of financial position date, one-third was due to our economic interest and two-thirds was due to our partners’ economic interests.

Construction credit facilities

The TELUS Sky real estate joint venture had a credit agreement, maturing October 1, 2024 (December 31, 2023 – July 12, 2025), with Canadian financial institutions and others (as 66-2/3% lenders) and TELUS Corporation (as 33-1/3% lender), that provides $282 million (December 31, 2023 – $282 million) of construction financing for the project. The construction credit facilities contain customary real estate construction financing representations, warranties and covenants and are secured by demand debentures constituting first fixed and floating charge mortgages over the underlying real estate assets. The construction credit facilities are available by way of bankers’ acceptance or prime loan and bear interest at rates in line with similar construction financing facilities.

(b)Investments in associates

As set out in Note 20, our investments in associates are included in our Consolidated statements of financial position as Other long-term assets. As at June 30, 2024, and December 31, 2023, we had an equity interest in Miovision Technologies Incorporated, an associate that is incorporated in Canada and is complementary to, and is viewed to grow, our existing Internet of Things business; our judgment is that we obtained significant influence over the associate concurrent with acquiring our initial equity interest. Miovision Technologies Incorporated is developing a suite of hardware and cloud-based solutions that provide cities with the data and tools they need to reduce traffic congestion, make better urban planning decisions and improve safety on their roads. Our aggregate interests in other individually immaterial associates as at June 30, 2024, totalled $32 million (December 31, 2023 – $48 million).

Miovision Technologies Incorporated
	June 30,	June 30,	December 31,
As at, or for the periods ended, ($ in millions)	2024	2023	2023
Statement of financial position [1]
Current assets	$91		$109
Non-current assets	$417		$395
Current liabilities	$32		$40
Non-current liabilities	$69		$43
Net assets	$407		$421
Statement of income and other comprehensive income [1]
THREE-MONTH
Revenue and other income	$41	$36
Net income (loss) and comprehensive income (loss)	$(8)	$(6)
SIX-MONTH
Revenue and other income	$73	$53
Net income (loss) and comprehensive income (loss)	$(18)	$(16)
Reconciliation of statement of financial position summary financial information to carrying amounts
Net assets (above)	$407		$421
Our interest	43.5%		43.5%
Our interest in net assets (our carrying amount)	$177		$184

1	As required by IFRS-IASB, this summarized information is not just our share of these amounts.